UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  April 30 2002

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $121,191




                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3545 67395.37 SH
SOLE                 67395.37
ALCOA INC                      COM              013817101     3020 80010.00 SH
SOLE                 80010.00
AMERICAN INTL GROUP            COM              026874107     3985 55241.00 SH
SOLE                 55241.00
AMGEN INC.                     COM              031162100     3358 56267.00 SH
SOLE                 56267.00
APPLIED MATERIALS INC.         COM              038222105     3555 65500.00 SH
SOLE                 65500.00
BB&T CORP.                     COM              054937107     4275 112176.00SH
SOLE                112176.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     3465 77525.00 SH
SOLE                 77525.00
CINTAS CORP.                   COM              172908105     3584 71889.00 SH
SOLE                 71889.00
CISCO SYSTEMS                  COM              17275R102     2161 127630.00SH
SOLE                127630.00
DANAHER CORP                   COM              235851102     3128 44040.00 SH
SOLE                 44040.00
DOVER CORP.                    COM              260003108     3367 82120.00 SH
SOLE                 82120.00
EGL INC.                       COM              268484102     2488 156975.00SH
SOLE                156975.00
EMERSON ELECTRIC               COM              291011104     2716 47317.00 SH
SOLE                 47317.00
EXPEDITORS INTL                COM              302130109     3839 62932.00 SH
SOLE                 62932.00
EXXON-MOBIL                    COM              30231G102     4209 96030.00 SH
SOLE                 96030.00
GENERAL ELECTRIC               COM              369604103      376 10050.00 SH
SOLE                 10050.00
GOLDMAN SACHS GROUP INC        COM              38141G104     2488 27567.00 SH
SOLE                 27567.00
HARMONIC INC.                  COM              413160102     1589 137020.00SH
SOLE                137020.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     3632 163766.00SH
SOLE                163766.00
HEWLETT-PACKARD                COM              428236103     1743 97137.39 SH
SOLE                 97137.39
ILLINOIS TOOL WORKS            COM              452308109     3767 52070.00 SH
SOLE                 52070.00
INTEL                          COM              458140100     2943 96792.00 SH
SOLE                 96792.00
KEYCORP                        COM              493267108      485 18211.00 SH
SOLE                 18211.00
LEGGETT & PLATT                COM              524660107     3099 124956.00SH
SOLE                124956.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     2599 45460.00 SH
SOLE                 45460.00
MERCK                          COM              589331107      333  5791.04 SH
SOLE                  5791.04
MICROSOFT                      COM              594918104     3640 60348.00 SH
SOLE                 60348.00
MOTOROLA                       COM              620076109     2120 149283.75SH
SOLE                149283.75
NORTEL NETWORKS CORP           COM              656568102      677 150880.00SH
SOLE                150880.00
PEPSICO                        COM              713448108     3659 71040.00 SH
SOLE                 71040.00
PFIZER                         COM              717081103     3959 99615.00 SH
SOLE                 99615.00
PROCTER & GAMBLE               COM              742718109     3641 40410.00 SH
SOLE                 40410.00
ROYAL DUTCH PETROLEUM          COM              780257804     3177 58490.00 SH
SOLE                 58490.00
SAFEWAY INC                    COM              786514208     2645 58760.00 SH
SOLE                 58760.00
SBC COMMUNICATIONS             COM              78387G103     2169 57945.00 SH
SOLE                 57945.00
SCHERING-PLOUGH                COM              806605101     2763 88269.00 SH
SOLE                 88269.00
SCHWAB (CHARLES) CORP          COM              808513105     2225 170015.00SH
SOLE                170015.00
SOVEREIGN BANCORP              COM              845905108     3102 220780.00SH
SOLE                220780.00
TELETECH HOLDINGS INC          COM              879939106     3602 268195.00SH
SOLE                268195.00
TELLABS, INC.                  COM              879664100     1789 170860.00SH
SOLE                170860.00
TIDEWATER INC.                 COM              886423102     3045 71895.00 SH
SOLE                 71895.00
WALGREEN                       COM              931422109      356  9077.90 SH
SOLE                  9077.90
WATSON PHARMACEUTICALS         COM              942683103     2356 86978.00 SH
SOLE                 86978.00
WELLS FARGO COMPANY            COM              949746101     3203 64845.00 SH
SOLE                 64845.00
VANGUARD 500 INDEX PT                           922908108      313 2955.726 SH
SOLE                 2955.726